Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Millions	Jun. 30, 2021 MXN ($)
LIBOR 1M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 3,232
DFI Notional Amount	2,500
LIBOR 3M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	594
DFI Notional Amount	156
LIBOR 6M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	911
DFI Notional Amount	244
EURIBOR 3M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	650
TIIE 28D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	6,188
DFI Notional Amount	33,513
TIIE 91D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 29,688